CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)		Common Stock	Equity settled employee benefits	Warrant	Finders’ warrants	Foreign exchange reserve	Retained Earnings	Total
Equity Balance, Starting at Sep. 30, 2015		$ 13,653,601	$ 1,556,709	$ 597,205	$ 224,027	$ 77,217	$ (13,001,400)	$ 3,107,359
Shares Outstanding, Starting at Sep. 30, 2015		13,779,078
Private Placements, amount	[1]	$ 1,310,000	0	0	0	0	0	1,310,000
Private Placements, Shares	[1]	12,500,000
Shares for Debt Settlement, Amount	[2]	$ 300,000	0	0	0	0	0	300,000
Shares for Debt Settlement, Shares	[2]	2,000,000
Share issue costs		$ (111,702)	0	0	39,948	0	0	(71,754)
Stock Granted, Value, Share-based Compensation, Net of Forfeitures		$ 0	164,206	0	0	0	0	164,206
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		0
Net Income (Loss)		$ 0	0	0	0	(90,656)	(1,453,316)	(1,543,972)
Shares Outstanding, Ending at Sep. 30, 2016		28,279,078
Equity Balance, Ending at Sep. 30, 2016		$ 15,151,899	1,720,915	597,205	263,975	(13,439)	(14,454,716)	3,265,839
Private Placements, amount	[3]	$ 830,357	0	44,643	0	0	0	875,000
Private Placements, Shares	[3]	6,785,715
Share issue costs		$ (72,549)	0	0	10,097	0	0	(62,452)
Stock Granted, Value, Share-based Compensation, Net of Forfeitures		$ 0	0	0	0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		0
Exercise of Finder's Warrants, Amount	[4]	$ 44,974	0	0	(22,786)	0	0	22,188
Exercise of Finder's Warrants, Shares	[4]	221,875
Net Income (Loss)		$ 0	0	0	0	(31,206)	(1,283,440)	(1,314,646)
Shares Outstanding, Ending at Sep. 30, 2017		35,286,668
Equity Balance, Ending at Sep. 30, 2017		$ 15,954,681	1,720,915	641,848	251,286	(44,645)	(15,738,156)	2,785,929
Private Placements, amount	[5]	$ 750,000	0	0	0	0	0	750,000
Private Placements, Shares	[5]	7,500,000
Share issue costs		$ (63,196)	0	0	11,424	0	0	(51,772)
Stock Granted, Value, Share-based Compensation, Net of Forfeitures		$ 0	67,490	0	0	0	0	67,490
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		0
Exercise of Finder's Warrants, Amount	[6]	$ 31,419	0	0	(15,919)	0	0	15,500
Exercise of Finder's Warrants, Shares	[6]	155,000
Acquisition of exploration and evaluation assets, Amount	[7]	$ 191,000	0	0	0	0	0	191,000
Acquisition of exploration and evaluation assets, Shares	[7]	2,200,000
Net Income (Loss)		$ 0	0	0	0	24,545	(826,840)	(802,295)
Shares Outstanding, Ending at Sep. 30, 2018		45,141,668
Equity Balance, Ending at Sep. 30, 2018		$ 16,863,904	$ 1,788,405	$ 641,848	$ 246,791	$ (20,100)	$ (16,564,996)	$ 2,955,852

[1]	7(b)(ii)(iii)(iv)
[2]	7(b)(i)
[3]	7(b)(v)(vi)
[4]	7(b)(vii)
[5]	7(b)(xi)
[6]	7(b)(ix)
[7]	7(b)(vii)(x)(xii)